Financial income and expenses (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Financial Income and Expenses [Abstract]
Monetary variations			R$ (186)
Foreign exchange difference	(1,727)	(614)	266
Net on remeasurement of leases	(20,845)	(2,466)
Net on remeasurement of receivables from sale of farms	58,380	13,989	12,721
Realized profit (loss) from derivative financial instruments	(40,712)	20,158	(7,107)
Unrealized (loss) profit from Derivative financial instruments	R$ (7,456)	R$ (4,475)	R$ 1,772